Earnings (loss) per share - Disclosure of Earnings (loss) per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating basic earnings per share	R$ (519,417)	R$ (1,358,813)	R$ 854,071
Weighted average number of ordinary shares used in calculating basic earnings per share	311,880,008	308,905,398	289,289,033
Denominator of basic EPS (in shares)	311,880,008	308,905,398	289,289,033
Basic earnings per share (R$ per share)	R$ (1.67)	R$ (4.40)	R$ 2.95
Share-based payments (in shares)	0	0	4,448,505
Denominator of diluted EPS (in shares)	311,880,008	308,905,398	293,737,538
Diluted earnings per share (R$ per share)	R$ (1.67)	R$ (4.40)	R$ 2.91